Provisions - Summary of Provisions (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)
Disclosure of other provisions [Line Items]
Provision, beginning of the year	$ 96.2	$ 105.4
Current year provisions	58.0	26.9
Acquisitions	1.4	0.2
Paid or otherwise settled	(40.5)	(30.7)
Impact of foreign exchange	5.5	(5.6)
Provisions, end of the year	120.6	96.2
Less current portion	42.4	28.1
Long-term portion	78.2	68.1
Self-insured liabilities provision [member]
Disclosure of other provisions [Line Items]
Provision, beginning of the year	72.5	69.4
Current year provisions	25.1	23.9
Paid or otherwise settled	(24.9)	(17.5)
Impact of foreign exchange	4.3	(3.3)
Provisions, end of the year	77.0	72.5
Less current portion	3.8	6.6
Long-term portion	73.2	65.9
Claims provision [member]
Disclosure of other provisions [Line Items]
Provision, beginning of the year	18.9	25.2
Current year provisions	4.0	2.3
Acquisitions	0.8	0.2
Paid or otherwise settled	(9.8)	(6.8)
Impact of foreign exchange	0.9	(2.0)
Provisions, end of the year	14.8	18.9
Less current portion	11.3	18.8
Long-term portion	3.5	0.1
Onerous contracts provision [member]
Disclosure of other provisions [Line Items]
Provision, beginning of the year	4.8	10.8
Current year provisions	13.3	0.7
Acquisitions	0.6
Paid or otherwise settled	(5.8)	(6.4)
Impact of foreign exchange	0.3	(0.3)
Provisions, end of the year	13.2	4.8
Less current portion	11.7	2.7
Long-term portion	1.5	$ 2.1
Expected project loss [member]
Disclosure of other provisions [Line Items]
Current year provisions	15.6
Provisions, end of the year	15.6
Less current portion	$ 15.6